Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 19,932	¥ 20,008
Investments in subsidiaries and affiliates	1,209	25,243
Valuation of financial instruments	77,054	71,806
Accrued pension and severance costs	24,356	29,711
Other accrued expenses and provisions	51,566	44,803
Operating losses	308,504	369,286
Lease liabilities	47,680
Other	9,394	9,213
Gross deferred tax assets	539,695	570,070
Less-Valuation allowances	(388,411)	(444,916)	¥ (422,280)	¥ (519,492)
Total deferred tax assets	151,284	125,154
Deferred tax liabilities
Investments in subsidiaries and affiliates	89,630	133,936
Valuation of financial instruments	52,780	41,770
Undistributed earnings of foreign subsidiaries	2,423	2,039
Valuation of fixed assets	9,497	10,109
Right-of-use assets	47,438
Other	2,992	6,843
Total deferred tax liabilities	204,760	194,697
Net deferred tax assets (liabilities)	¥ (53,476)	¥ (69,543)